PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

		December 31,
		2020	2021
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	25,238	24,518
Loans made to employees	(b)	20,421	20,584
Prepaid value-added tax		40,352	18,350
Professional fee		11,169	18,244
Prepaid rental expenses		12,304	15,669
Long-term investment disposal receivable		—	13,000
Inventory		4,626	5,870
Prepaid advertising expenses		7,656	2,654
Others		16,587	20,868
Total prepaid expenses and other current assets		138,353	139,757

(a)	It mainly included prepaid advertising deposits.
(b)	The Company provides short-term interest-free loans to employees for their purchase of residence or other personal needs.